Comprehensive Income (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Comprehensive income (loss) (Textual) [Abstract]
Tax effect of net change in the fair value of derivatives designated as cash flow hedges	$ 4	$ 7	$ (13)
Tax effect of amount reclassified to earnings	$ 14	$ 16	$ 6